Stock Warrants and Options (Details 2) (USD $)							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2013 Exercise Price One [Member]	Dec. 31, 2012 Exercise Price One [Member]	Dec. 31, 2013 Exercise Price One [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price One [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Two [Member]	Dec. 31, 2012 Exercise Price Two [Member]	Dec. 31, 2013 Exercise Price Two [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Two [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Three [Member]	Dec. 31, 2012 Exercise Price Three [Member]	Dec. 31, 2013 Exercise Price Three [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Three [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Four [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Four [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Five [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Five [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Six [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Six [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Seven [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Seven [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Eight [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Eight [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Nine [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Nine [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Ten [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Ten [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Eleven [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Eleven [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twelve [Member] Warrant [Member]	Dec. 31, 2012 Exercise Price Twelve [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Thirteen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Fourteen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Fiiteen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Sixteen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Seventeen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Eighteen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Nineteen [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty One [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Two [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Three [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Four [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Five [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Six [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Seven [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Eight [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Twenty Nine [Member] Warrant [Member]	Dec. 31, 2013 Exercise Price Thirty [Member] Warrant [Member]
Stock Warrants and Options [Line Items]
Weighted Average Exercise Price	$ 0.96	$ 1.18	$ 1.01	$ 1.45	$ 1.81	$ 1.81	$ 1.13	$ 1.13	$ 0.03	$ 0.03	$ 0.25	$ 0.25	$ 0.03	$ 0.03	$ 1.13	$ 1.13	$ 2.52	$ 2.52	$ 1.13	$ 1.13	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.89	$ 1.89	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 0.25	$ 0.25
Number Of Options Outstanding	3,754,800	3,754,800	3,754,800	3,477,912	2,704,725	923,800	2,801,200	2,801,100	79,467	79,467	546,333	546,333	39,733	39,733	407,267	407,267	566,200	566,200	99,333	99,333	99,333	99,333	99,333	99,333	39,733	39,733	1,390,667	1,390,667	87,165	87,165	38,205	38,205	1,862	82,778	795	82,778	4,768	82,778	82,778	49,667	33,111	49,667	24,833	4,967	29,800	49,667	43,044	6,622	33,111	24,833	66,222	115,612	116,402	118,203
Weighted Average Remaining Contractual Life							7 years 2 months 16 days	8 years 2 months 16 days	3 months	1 year 3 months	7 years 11 months 16 days	8 years 11 months 16 days	7 months 17 days	1 year 7 months 17 days	7 years 11 months 16 days	8 years 11 months 16 days	5 years 5 months 8 days	6 years 5 months 8 days	5 years 5 months 8 days	6 years 5 months 8 days	2 years 11 months 19 days	3 years 11 months 19 days	3 years 1 month 6 days	4 years 1 month 6 days	3 years 1 month 10 days	4 years 1 month 10 days	1 year 3 months 7 days	2 years 3 months 7 days	2 years 3 months 11 days	3 years 3 months 11 days	7 months 13 days	1 year 7 months 13 days	2 years 14 days	2 years 8 months 26 days	4 years 8 months 12 days	2 years 10 months 20 days	4 years 10 months 10 days	1 year 8 months 26 days	2 years 10 months 20 days	2 years 29 days	4 years 2 months 16 days	4 years 5 months 8 days	2 years 14 days	4 years 8 months 12 days	4 years 10 months 10 days	4 years 5 months 26 days	4 years 8 months 26 days	4 years 9 months 14 days	4 years 9 months 29 days	4 years 10 months 13 days	4 years 11 months 16 days	4 years 6 months	4 years 9 months	5 years